Accounting for Derivative Instruments and Hedging Activities - Net Notional Volume Buy/Sell of Open Derivative Transactions (Details)
shares in Millions, bbl in Millions, T in Millions, MWh in Millions, MMBTU in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2019 USD ($) MMBTU MWh T shares bbl	Dec. 31, 2018 USD ($) MWh MMBTU T shares bbl
Long | Emissions
Derivative [Line Items]
Derivative, nonmonetary notional amount, mass (ton)	3
Long | Renewables Energy Certificates
Derivative [Line Items]
Derivative, non-monetary notional amount (in shares) | shares	1	1
Long | Coal
Derivative [Line Items]
Derivative, nonmonetary notional amount, mass (ton)	10	13
Long | Oil
Derivative [Line Items]
Derivative, nonmonetary notional amount, volume (in barrels) | bbl	0	1
Long | Power
Derivative [Line Items]
Derivative, nonmonetary notional amount, energy measure in (millions of btu) and (megawatt hours) | MWh	38	1
Long | Interest
Derivative [Line Items]
Derivative, Notional Amount (in usd) | $	$ 0	$ 1,000
Short | Emissions
Derivative [Line Items]
Derivative, nonmonetary notional amount, mass (ton)		2
Short | Natural Gas
Derivative [Line Items]
Derivative, nonmonetary notional amount, energy measure in (millions of btu) and (megawatt hours) | MMBTU	181	330
Short | Capacity
Derivative [Line Items]
Derivative, nonmonetary notional amount, energy measure in (millions of btu) and (megawatt hours) | MWh	1	1